Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
ASSETS
Cash and cash equivalents	$ 2,279	$ 1,130
Trade receivables (net of allowances of $33 at December 28, 2019 and $24 at December 29, 2018)	1,973	2,129
Income taxes receivable	173	152
Inventories	2,721	2,667
Prepaid expenses	384	400
Other current assets	445	1,221
Assets held for sale	122	1,376
Total current assets	8,097	9,075
Property, plant and equipment, net	7,055	7,078
Goodwill	35,546	36,503
Intangible assets, net	48,652	49,468
Other non-current assets	2,100	1,337
TOTAL ASSETS	101,450	103,461
LIABILITIES AND EQUITY
Commercial paper and other short-term debt	6	21
Current portion of long-term debt	1,022	377
Trade payables	4,003	4,153
Accrued marketing	647	722
Interest payable	384	408
Other current liabilities	1,804	1,767
Liabilities held for sale	9	55
Total current liabilities	7,875	7,503
Long-term debt	28,216	30,770
Deferred income taxes	11,878	12,202
Accrued postemployment costs	273	306
Other non-current liabilities	1,459	902
TOTAL LIABILITIES	49,701	51,683
Commitments and Contingencies (Note 17)
Redeemable noncontrolling interest	0	3
Equity:
Common stock, $0.01 par value (5,000 shares authorized; 1,224 shares issued and 1,221 shares outstanding at December 28, 2019; 1,224 shares issued and 1,220 shares outstanding at December 29, 2018)	12	12
Additional paid-in capital	56,828	58,723
Retained earnings/(deficit)	(3,060)	(4,853)
Accumulated other comprehensive income/(losses)	(1,886)	(1,943)
Treasury stock, at cost (3 shares at December 28, 2019 and 4 shares at December 29, 2018)	(271)	(282)
Total shareholders' equity	51,623	51,657
Noncontrolling interest	126	118
TOTAL EQUITY	51,749	51,775
TOTAL LIABILITIES AND EQUITY	$ 101,450	$ 103,461